THE ESTABLISHED VALUE FUND
THE SMALL COMPANY OPPORTUNITY FUND

ANNUAL
REPORT
MARCH 31,
1999

(LOGO) (R)
Victory Funds

                              TABLE OF CONTENTS

Shareholder Letter                                     2

Financial Statements

Schedules of Investments                               5

Statements of Assets and Liabilities                  10

Statements of Operations                              11

Statements of Changes in Net Assets                   12

Notes to Financial Statements                         13

Financial Highlights                                  18

Report of Independent Public Accountants              20


Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Vistory Established Value Fund and the Victory Small Company Opportunity Fund.

                              NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Funds could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to a Fund.

(LOGO) (R)
Victory Funds

Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                      800-869-5999 or 513-579-5999

Letter to our Shareholders

On behalf of the Victory Funds, welcome! We are pleased to present the Victory Established Value and Small Company Opportunity Funds' Annual Report for the year ended March 31, 1999. We hope you find this report useful, easy to read, and a valuable tool provided by the Victory Funds. But, before you delve into the report, we would like to share some highlights from this past fiscal year and some brief economic commentary.

In October, KeyCorp acquired McDonald & Company Investments, Inc. and its related dealer, McDonald & Company Securities Inc., a full service investment and banking securities brokerage firm. Soon after that merger, during the Funds' fourth fiscal quarter, the merger of the Gradison Funds into the Victory Funds was substantially completed. We acknowledge your support in this effort -- your votes ensured the merger progressed without disturbance to investment management and shareholder servicing efforts. The combined assets of the Victory Funds are now over 18 billion dollars spread across
32 distinct funds, giving the Victory Funds the ability to serve an even wider variety of investors. We have every hope that these recent additions and structural changes will serve to enhance the Victory Funds' ability to meet your specific investment goals.

Currently, Key Asset Management reports the domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as buoyant. Cash flows into equities are strong. The Dow Jones recently hit 10,000, and the S&P 500 spent much of the Funds' fourth fiscal quarter in record territory, too.

This healthy economic picture provides all of our shareholders with the opportunity to further diversify their holdings among the broad investment options of the expanded Victory Fund complex. As you may know, diversification can be a powerful tool in helping investors manage risk and achieving one's investment objectives, through good and bad economic periods.

Thank you for choosing the Victory Funds to help you realize your investment goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson                       /s/ Bradley E. Turner
Leigh A. Wilson                           Bradley E. Turner
President                                 President
The Victory Funds                         The Gradison Funds

Dow Jones Industrial Average: A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

The Victory Established Value Fund

For the fiscal year ended March 31, 1999, the mid-cap equities and particularly mid-cap value equities continued to lag the larger companies which dominate the popular indices. Specifically, the S&P 500 Index was up 18.5%, the Dow Jones Industrial Average* was up 13.2% and the S&P Mid Cap Value Index** was down 12.4% for the year ended March 31, 1999. During the same period, the Fund's total return was -1.0%.

The Fund is substantially fully invested in equity securities and, under normal circumstances, does not currently intend to invest in cash equivalents except to maintain sufficient liquidity to satisfy redemptions. The fund is currently over weighted versus the S&P 500 in a number of areas. Specifically it is significantly over weighted in consumer cyclical and capital goods and significantly under weighted in consumer services, technology and healthcare. The emphasis on consumer cyclical and capital goods comes about because we buy out of favor, low price-earnings ratio companies. That is, we search for financially strong companies whose stock prices are low and, therefore, we believe, represent good values. The areas that are significantly under weighted have been the current fads -- computer related (technology) and drugs (healthcare).

The logical questions? When does this change? When does value once again matter? Cycles come and go and no one knows exactly when value will once again dominate like it did in the mid '70s, early '80s and the early '90s. All we can say is that we believe we are closer than we were a year ago. We continue to own profitable companies that are attractively priced and we'll wait for value stocks to return to favor. The portfolio is well positioned with an average price-earnings ratio of 17, a return on equity of 14.7% and an average earnings increase of 16% last year.


Victory Established Value Fund
vs. S&P 500
(Dollars in thousands)

              Established
              Value Fund     S&P 500
8/31/83       10000          10000
6/30/84        9857           9824.66
9/30/84       10782          10777.04
12/31/84      11225          10979.26
3/31/85       12181          11987.56
6/30/85       13114          12866.76
9/30/85       12602          12339.87
12/31/85      14460          14462.70
3/31/86       16891          16502.61
6/30/86       16805          17475.28
9/30/86       16514          16256.25
12/31/86      17690          17162.20
3/31/87       20753          20826.74
6/30/87       21229          21872.23
9/30/87       23010          23315.12
12/31/87      19887          18063.31
3/31/88       21170          19090.22
6/30/88       22285          20361.06
9/30/88       22195          20428.80
12/31/88      22894          21052.83
3/31/89       24051          22543.72
6/30/89       25312          24531.26
9/30/89       27511          27155.02
12/31/89      26570          27713.06
3/31/90       26442          26879.53
6/30/90       26178          28569.97
9/30/90       22992          24647.53
12/31/90      24415          26855.47
3/31/91       27622          30751.21
6/30/91       27725          30679.52
9/30/91       28546          32317.68
12/31/91      29842          35021.92
3/31/92       29729          34138.88
6/30/92       28900          34786.82
9/30/92       30459          35883.06
12/31/92      32887          37686.53
3/31/93       35917          39332.09
6/30/93       37284          39521.47
9/30/93       39322          40541.02
12/31/93      39719          41479.55
3/31/94       39718          39909.21
6/30/94       38328          40076.74
9/30/94       39657          42034.14
12/31/94      39847          42026.04
3/31/95       42888          46114.81
6/30/95       46485          50511.98
9/30/95       49769          54523.32
12/31/95      50383          57804.36
3/31/96       53541          60906.30
6/30/96       55295          63637.09
9/30/96       57118          65605.54
12/31/96      60117          71070.72
3/31/97       61649          72980.01
6/30/97       69283          85712.11
9/30/97       75785          92129.13
12/31/97      73734          94775.16
3/31/98       79940         107989.23
6/30/98       79017         111552.90
9/30/98       68567         100474.06
12/31/98      78247         121856.22
3/31/99       79129         127926.41

Graph reflects investment growth from end of month of fund commencement.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.


Sector Diversification***

Industrial Products/Services        15.0
Retail Stores                       12.0
Technology                          12.0
Consumer Services                   11.0
Insurance                            8.2
Consumer Non-Durables               10.0
Energy                               9.0
Financial Services                  10.8
Transportation                       5.0
Natural Resources                    4.0
Consumer Durables                    3.4
Utilities                            1.0


Average Annual Total Returns
(for the Periods ended March 31, 1999)      QTR       1 Year    3 Years  5 Years  10 Years
Established Value Fund -- Class G           1.12%     -1.01%    13.90%   14.78%   12.65%


Past performance does not indicate future results.

  *A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

 **S&P Mid Cap Value Index: Constructed by dividing the stocks in the S&P Mid
   Cap Index according to the price-to-book ratio. The lower ratios are in the Value Index.

***Portfolio composition is subject to change.

Investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception. In such instances and without such waivers, the total returns would have been lower.

The Victory Small Company Opportunity Fund

The fiscal year ended March 31, 1999 saw a continued emphasis on large companies. Investors flocked to the largest of the S&P 500 sending that index up 18.5% for the year ended March 31, 1999. The Dow Jones Industrial Average,* also a collection of large companies, finished the same period with a gain of 13.2%. The Fund's benchmark, the Russell 2000 Index, and a close counterpart, the Russell Value 2000 Index,** by contrast, declined 16.3% and 22.0% respectively, over the year ended March 31, 1999. The Small Company Opportunity Fund followed suit with a decline of 22.1%.***

Equity styles come in and go out of favor with cycles lasting generally a few years. It has been about five years since small cap stocks have had their day in the sun. We feel they are overdue.

The Fund is substantially fully invested in equity securities and, under normal circumstances, does not currently intend to invest in cash equivalents except to maintain sufficient liquidity to satisfy redemptions. The Fund relative to the Russell 2000 Indices is over weighted significantly in financials and under weighted in technology, healthcare, utilities and consumer staples. This is due to the fact that the Fund's strategy seeks companies whose return on equity and growth of earnings are above average yet their share prices are low in relation to book value and earnings. Specifically, the average return on equity is 16.7%, and the average growth of earnings over the last 12 months was 22%. The average price-to-earnings and price-to-book ratios were 12.3% and 1.8%, respectively.


Victory Small Company Opportunity Fund
vs. Russell 2000
(Dollars in thousands)

              Small Company
              Opportunity Fund     Russell 2000
8/31/83       10000                10000
6/30/84        7994.31              8517.55
9/30/84        8654.67              8985.84
12/31/84       8608.77              8725.45
3/31/85        9499.68              9939.16
6/30/85        9840.03             10291.24
9/30/85        9259.44              9843.42
12/31/85      11028.47             11434.30
3/31/86       13316.45             13052.86
6/30/86       14382.39             13685.80
9/30/86       13239.63             12009.86
12/31/86      12471.33             12083.68
3/31/87       14774.88             15008.79
6/30/87       14273.46             14902.39
9/30/87       14940.85             15533.61
12/31/87      11800.15             11020.21
3/31/88       13969.54             13123.79
6/30/88       14459.49             13992.91
9/30/88       14737.13             13864.87
12/31/88      14581.66             13777.21
3/31/89       15487.13             14839.53
6/30/89       16486.99             15784.77
9/30/89       18191.32             16847.66
12/31/89      17954.61             16017.76
3/31/90       17342.66             15658.47
6/30/90       17668.43             16252.20
9/30/90       14147.14             12276.31
12/31/90      15611.18             12898.01
3/31/91       18771.03             16733.18
6/30/91       18478.08             16467.60
9/30/91       20083.76             17814.82
12/31/91      21218.39             18836.76
3/31/92       22125.84             20247.70
6/30/92       21223.81             18861.85
9/30/92       21708.06             19404.83
12/31/92      24254.77             22304.56
3/31/93       25036.73             23257.88
6/30/93       25342.15             23767.70
9/30/93       27124.8              25846.19
12/31/93      26939.75             26515.47
3/31/94       26294.84             25809.28
6/30/94       25990.39             24799.45
9/30/94       27280.91             26522.39
12/31/94      26353.29             26031.89
3/31/95       27366.29             27233.77
6/30/95       28577.33             29787.02
9/30/95       31932.95             32728.74
12/31/95      33405.83             33438.19
3/31/96       35026.56             35144.44
6/30/96       36316.84             36902.45
9/30/96       36810.05             37027.25
12/31/96      39909.48             38953.57
3/31/97       39390.51             36939.33
6/30/97       45009.3              42927.30
9/30/97       50673.8              49316.21
12/31/97      52352.69             47664.78
3/31/98       55943.16             52459.27
6/30/98       53846.9              50013.61
9/30/98       43098.47             39938.00
12/31/98      48724.5              46451.60
3/31/99       43588.96             43931.34

Graph reflects investment growth from end of month of fund commencement.

The Russell 2000 Index (Russell 2000) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small- to mid-sized companies.


Sector Diversification****

Basic Materials                   7.0
Capital Goods                    16.0
Consumer Cyclicals               23.4
Consumer Staples                 11.0
Energy                            1.4
Financial                        22.3
Technology                       18.9

Average Annual Total Returns
(for the Periods ended March 31, 1999)                     QTR       1 Year    3 Years   5 Years   10 Years
Small Company Opportunity Fund --
  Class A @ NAV                                            -10.54%   -22.08%   7.56%     10.64%    10.90%
Small Company Opportunity Fund -- Class A at
  Maximum Offering Price (includes 5.75% sales charge)     -15.68%   -26.56%   5.46%      9.34%    10.25%
Small Company Opportunity Fund --
  Class G                                                  -10.54%   -22.08%   7.56%     10.64%    10.90%

Past performance does not indicate future results.

   *A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

  **Russell Value 2000: measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

 ***Reflects the total return of the Fund at NAV of Class G.

****Portfolio composition is subject to change.

Effective March 26, 1999, the Victory Special Growth Fund merged with the Gradison Opportunity Value Fund and was renamed Victory Small Company Opportunity Fund. The performance figures for Class G shares prior to March 26, 1999 represents that of the Gradison Opportunity Value Fund. The performance figures provided for Class A shares includes the performance of Class G shares of the Fund prior to March 26, 1999 (commencement of operations for Class A shares as a result of the merger described above). Performance of Class A shares prior to March 26, 1999 has not been adjusted to reflect the differences in expenses between those shares and Class G shares. Performance data subsequent to March 26, 1999 will vary between Class A and Class G due to differences in sales charges and class specific expenses. Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, by definition, are not as well established as "blue-chip" companies. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

Investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception. In such instances and without such waivers, the total returns would have been lower.

THE VICTORY PORTFOLIOS                              Schedules of Investments
Established Value Fund                                        March 31, 1999
(Amounts in Thousands, Except Shares)

                                                 Shares or
                                                 Principal          Market
Security Description                             Amount             Value

                            Common Stocks (97.0%)

Aerospace/Defense (4.9%):
B.F. Goodrich Co.                                180,000            $  6,176
Litton Industries, Inc. (b)                      105,000               6,038
Lockheed Martin Corp.                            169,232               6,378
Northrop Grumman Corp.                            80,000               4,790

                                                                      23,382

Airlines (1.3%):
Southwest Airlines Co.                           200,000               6,050

Apparel (1.3%):
VF Corp.                                         135,000               6,370

Beverages (2.0%):
Coors (Adolph) Co.                               175,000               9,450

Building Materials (2.9%):
Armstrong World Industries, Inc.                 100,000               4,519
Centex Corp.                                     160,000               5,339
Pulte Corp.                                      200,000               4,163

                                                                      14,021

Chemicals (2.2%):
Air Products & Chemicals, Inc.                   180,000               6,165
Englehard Corp.                                  255,000               4,319

                                                                      10,484

Commercial Services (0.8%):
Pittston Brink's Group                           156,000               3,666

Computers & Peripherals (5.5%):
Computer Sciences Corp. (b)                      115,000               6,347
Sun Microsystems, Inc. (b)                       160,000              20,000

                                                                      26,347

Conglomerates (3.1%):
Crane Co.                                        210,000               5,079
Textron, Inc.                                    125,000               9,672

                                                                      14,751

Consumer Products (1.8%):
Fortune Brands, Inc.                             220,000               8,511

Electronic & Electrical -- General (4.4%):
Harris Corp.                                     180,000               5,153
Honeywell, Inc.                                   90,000               6,823
Johnson Controls, Inc.                           148,000               9,231

                                                                      21,207

Entertainment (0.8%):
Brunswick Corp.                                  190,000               3,622

Financial & Insurance (2.5%):
Ambac Financial Group, Inc.                      110,000               5,940
MBIA, Inc.                                       100,000               5,800

                                                                      11,740

Financial Services (10.8%):
Citigroup, Inc.                                  225,000              14,372
Fannie Mae                                        10,000                 692
Household International, Inc.                    450,000              20,530
Providian Financial Corp.                        150,000              16,500

                                                                      52,094

Food Distributors,
  Supermarkets & Wholesalers (3.1%):
American Stores Co.                              320,000              10,560
SUPERVALU, Inc.                                  200,000               4,125

                                                                      14,685

Food Products (0.8%):
Earthgrains Co.                                  180,000               3,994

Forest Products -- Lumber & Paper (1.2%):
Bowater, Inc.                                    140,000               5,548

Health Care (1.3%):
WellPoint Health Networks, Inc. (b)               80,000               6,065

Heavy Machinery (2.6%):
Deere & Co.                                      110,000               4,249
Ingersoll Rand Co.                               165,000               8,188

                                                                      12,437

Household Goods -- Appliances,
  Furnishings & Electronics (2.6%):
Premark International, Inc.                      185,000               6,093
Whirlpool Corp.                                  115,000               6,254

                                                                      12,347

Insurance -- Multi-Line (5.7%):
CIGNA Corp.                                       93,000               7,795
Hartford Financial Services Group, Inc.           84,000               4,772
Provident Cos., Inc.                             150,000               5,184
Transamerica Corp.                               140,000               9,940

                                                                      27,691

Leisure -- Recreation, Gaming (1.6%):
Royal Caribbean Cruises Ltd.                     200,000               7,800

Machine Tools (0.7%):
Milacron, Inc.                                   221,000               3,481

Manufacturing -- Capital Goods (2.3%):
Cooper Industries, Inc.                          118,000               5,030
Parker Hannifin Corp.                            175,950               6,026

                                                                      11,056

Manufacturing -- Miscellaneous (1.0%):
Trinity Industries, Inc.                         160,000               4,700

Newspapers (1.3%):
Gannett Co., Inc.                                 97,000               6,111

Oil & Gas Exploration,
  Production & Services (6.3%):
Ashland, Inc.                                    109,000               4,462
Coastal Corp.                                    290,000               9,569
El Paso Energy Corp.                             200,000               6,538
KN Energy, Inc.                                  208,500               4,157
Transocean Offshore, Inc.                        210,000               6,051

                                                                      30,777

Oil Marketing & Refining (1.2%):
Tosco Corp.                                      238,000               5,905

Publishing (0.8%):
World Color Press, Inc. (b)                      185,000               3,931

Restaurants (2.9%):
Brinker International, Inc. (b)                  250,000               6,453
Wendy's International, Inc.                      254,000               7,223

                                                                      13,676

Retail (5.1%):
Dayton Hudson Corp.                              250,000              16,656
Kmart Corp. (b)                                  450,000               7,566

                                                                      24,222

Retail -- Department Stores (1.6%):
Dillard's, Inc.                                  135,000               3,426
Federated Department Stores, Inc. (b)            110,000               4,413

                                                                       7,839

Retail -- Specialty Stores (1.8%):
Lowe's Cos., Inc.                                140,000               8,470

Staffing (0.7%):
Interim Services, Inc. (b)                       218,000               3,270

Telecommunications (3.3%):
QUALCOMM, Inc. (b)                               126,000              15,656

Tools & Hardware Manufacturing (1.4%):
Black & Decker Corp.                             125,000               6,930

Transportation (1.4%):
Airborne Freight Corp.                           222,000               6,910

Utilities -- Electric (1.2%):
Duke Energy Corp.                                105,000               5,736

Utilities -- Telecommunications (0.8%):
SBC Communications, Inc.                          80,000               3,770

Total Common Stocks (Cost $313,568)                                  464,702

                        Repurchase Agreements (3.0%)

First Union Capital Markets,
  4.82%, 4/1/99, (Collateralized by $14,048
  various U.S. Treasury Securities,
  5.63%-7.75%, 11/30/99-11/30/00, market
  value -- $14,619)                               14,335              14,335

Total Repurchase Agreements (Cost $14,335)                            14,335

Total Investments (Cost
  $327,903) (a) -- 100.0%                                            479,037

Liabilities in
  excess of other assets (0.0)%                                          (53)

TOTAL NET ASSETS -- 100.0%                                          $478,984

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

         Unrealized appreciation            $171,417
         Unrealized depreciation             (20,283)
                                            --------
         Net unrealized appreciation        $151,134

(b) Non-income producing securities.

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Small Company Opportunity Fund                                 March 31, 1999
(Amounts in Thousands, Except Shares)

                                                 Shares or
                                                 Principal         Market
Security Description                             Amount            Value

                           Commercial Paper (6.1%)

General Electric Capital Corp., 5.12%, 4/1/99     11,534           $  11,534

Total Commercial Paper (Cost $11,534)             11,534

                            Common Stocks (93.3%)

Aerospace/Defense (0.2%):
EDO Corp.                                         54,000                 351

Airlines (1.8%):
Comair Holdings, Inc.                            147,000               3,473

Apparel (2.2%):
Gerber Childrenswear, Inc. (b)                    60,500                 382
Gildan Activewear, Inc., Class A (b)             100,000               1,225
UniFirst Corp.                                   124,000               2,619

                                                                       4,226

Automotive Parts (2.6%):
Borg-Warner Automotive, Inc.                      25,000               1,195
Intermet Corp.                                    80,000               1,070
Wynn's International, Inc.                       151,000               2,633

                                                                       4,898

Banks (7.5%):
Andover Bancorp, Inc.                             85,000               2,306
GBC Bancorp                                       82,000               1,230
HUBCO, Inc.                                       73,172               2,455
M & T Bank Corp.                                   4,000               1,916
Mercantile Bankshares Corp.                       61,125               2,262
National City Bancorp (b)                         60,000               1,260
Zions Bancorp                                     40,000               2,659

                                                                      14,088

Beverages (0.2%):
Hansen Natural Corp. (b)                         100,000                 369

Brokerage Services (1.0%):
Knight/Trimark Group, Inc. (b)                    28,000               1,876

Building Materials (5.1%):
Florida Rock Industries, Inc.                     24,000                 819
Hughes Supply, Inc.                              108,000               2,457
Lone Star Industries, Inc.                        20,000                 620
LSI Industries, Inc.                             119,000               2,008
Southdown, Inc.                                   48,000               2,577
Thomas Industries, Inc.                           70,000               1,313

                                                                       9,794

Chemicals (1.7%):
Cambrex Corp.                                    100,000               2,212
Ferro Corp.                                       45,000               1,114

                                                                       3,326

Commercial Services (2.5%):
Affiliated Computer Services, Inc. (b)            70,000               3,203
Convergys Corp. (b)                               50,000                 856
NCO Group, Inc. (b)                               20,000                 740

                                                                       4,799

Computers & Peripherals (3.7%):
BindView Development Corp. (b)                    50,000               1,556
Computer Network Technology Corp. (b)             90,000               1,451
Kronos, Inc. (b)                                  28,500                 698
MTS Systems Corp.                                156,000               1,580
National Computer Systems, Inc.                   25,000                 613
Progress Software Corp. (b)                       35,000               1,194

                                                                       7,092

Construction & Housing (2.4%):
D.R. Horton, Inc.                                 82,000               1,374
NCI Building Systems, Inc. (b)                    94,000               2,209
Toll Brothers, Inc. (b)                           50,000                 906

                                                                       4,489

Cosmetics & Related (0.2%):
Stephan Co.                                       44,000                 396

Data Processing/Management (0.9%):
Applied Graphics Technologies, Inc. (b)           11,400                  86
Data Processing Resources Corp. (b)              115,000               1,574

                                                                       1,660

Distribution/Wholesale (1.9%):
Advanced Marketing Services, Inc.                 99,400               1,292
Savoir Technology Group, Inc. (b)                264,000               2,277

                                                                       3,569

Electronic & Electrical -- General (2.7%):
CTS Corp.                                         60,500               2,990
Energy Conversion Devices, Inc. (b)               28,800                 266
Jabil Circuit, Inc. (b)                           23,000                 932
Tweeter Home Entertainment Group, Inc. (b)        30,000                 968

                                                                       5,156

Electronic Components/Instruments (3.1%):
C&D Technologies, Inc.                           100,000               2,487
Cable Design Technologies Corp. (b)              131,000               1,441
Encore Wire Corp. (b)                             39,000                 307
Technitrol, Inc.                                  75,000               1,730

                                                                       5,965

Engineering, Industrial Construction (1.0%):
URS Corp. (b)                                    106,000               1,915

Entertainment (1.4%):
Anchor Gaming (b)                                 45,000               1,969
Harrah's Entertainment, Inc. (b)                  39,000                 743

                                                                       2,712

Environmental Control (0.7%):
Met-Pro Corp.                                     55,000                 619
Tetra Tech, Inc. (b)                              33,000                 695

                                                                       1,314

Financial Services (6.2%):
AmeriCredit Corp. (b)                            155,000               2,034
DVI, Inc. (b)                                    135,000               2,008
Lennar Corp.                                      43,000                 962
M.D.C. Holdings, Inc.                             49,000                 704
Old Kent Financial Corp.                          42,000               1,775
Raymond James Financial, Inc.                    100,000               1,975
TCF Financial Corp.                               50,000               1,300
Vermont Financial Services Corp.                  35,000                 989

                                                                      11,747

Food Processing & Packaging (0.5%):
Balance Bar Co. (b)                              100,000                 981

Food Production -- Diversified (0.8%):
Michael Foods, Inc.                               83,000               1,582

Health Care (2.3%):
Capital Senior Living Corp. (b)                   80,000                 565
Renal Care Group, Inc. (b)                        22,600                 444
Universal Health Services, Inc. (b)               76,000               3,287

                                                                       4,296

Industrial Goods & Services (0.4%):
White Cap Industries, Inc. (b)                    65,000                 715

Insurance (1.2%):
ARM Financial Group, Inc., Class A               150,000               2,241

Insurance -- Multi-Line (4.0%):
Fremont General Corp.                            134,000               2,554
HCC Insurance Holdings, Inc.                     127,000               2,445
Protective Life Corp.                             69,700               2,640

                                                                       7,639

Insurance -- Property,
Casualty, Health (0.3%):
Unico American Corp.                              50,000                 506

Machinery -- Diversified (2.3%):
Cascade Corp.                                     32,000                 340
Esterline Technologies Corp. (b)                 125,000               1,618
Gehl Co. (b)                                      44,000                 649
Gleason Corp.                                     30,000                 508
United Dominion Industries, Ltd.                  62,000               1,232

                                                                       4,347

Medical Equipment & Supplies (2.0%):
Cooper Cos., Inc. (b)                            105,000               1,615
Empi, Inc. (b)                                    55,000               1,189
West Pharmaceutical Services, Inc.                30,000                 954

                                                                       3,758

Medical Labs & Testing Services (1.0%):
Osteotech, Inc. (b)                               37,500               1,289
Pharmaceutical Product Development, Inc.          20,000                 671

                                                                       1,960

Medical Services (0.7%):
HEALTHSOUTH Corp. (b)                             60,000                 623
Prime Medical Services, Inc. (b)                 102,000                 752

                                                                       1,375

Metals -- Fabrication (3.4%):
Mueller Industries, Inc. (b)                     105,000               2,348
Quanex Corp.                                      37,000                 574
Reliance Steel & Aluminum Co.                     80,000               2,305
TransTechnology Corp.                             71,000               1,172

                                                                       6,399

Mobile Homes (1.8%):
Coachmen Industries, Inc.                        112,000               2,296
Thor Industries, Inc.                             50,000               1,131

                                                                       3,427

Oil & Gas Exploration,
Production & Services (2.3%):
Atwood Oceanics, Inc. (b)                         69,700               2,091
Eagle Geophysical, Inc. (b)                       91,000                 347
SEACOR SMIT, Inc. (b)                             20,000               1,076
World Fuel Services Corp.                         70,000                 814

                                                                       4,328

Paper Products (2.2%):
Mail-Well, Inc. (b)                              315,000               4,213

Pharmaceuticals (1.1%):
Alpharma, Inc., Class A                           40,000               1,570
Barr Laboratories, Inc. (b)                       20,000                 610

                                                                       2,180

Pollution Control
  Services & Equipment (0.2%):
Farr Co. (b)                                      52,500                 446

Publishing (0.6%):
Merrill Corp.                                     80,000               1,070

Real Estate (0.4%):
LNR Property Corp                                 43,000                 849

Restaurants (0.4%):
O'Charley's, Inc. (b)                             60,000                 814

Retail (1.8%):
BJ's Wholesale Club, Inc. (b)                    128,000               3,384

Retail -- Drug Stores (0.3%):
Duane Reade, Inc. (b)                             20,000                 558

Savings & Loans (2.7%):
D & N Financial Corp.                             32,000                 728
ITLA Capital Corp. (b)                           150,000               2,175
Roslyn Bancorp, Inc.                             135,300               2,283

                                                                       5,186

Services (2.3%):
ABM Industries, Inc.                             112,000               3,416
ServiceMaster Co.                                 51,150               1,039

                                                                       4,455

Software & Computer Services (1.8%):
Acclaim Entertainment, Inc. (b)                  105,000                 938
Keane, Inc. (b)                                   75,000               1,599
Visio Corp. (b)                                   30,000                 844

                                                                       3,381

Staffing (0.8%):
On Assignment, Inc. (b)                           20,000                 513
Personnel Group of America, Inc. (b)             150,000               1,078

                                                                       1,591

Telecommunications (2.8%):
Comdial Corp. (b)                                100,000                 650
EMS Technologies, Inc. (b)                        19,500                 275
International FiberCom, Inc. (b)                 140,000                 919
InterVoice, Inc. (b)                              50,000                 550
Norstan, Inc. (b)                                100,000                 925
Vertex Communications Corp. (b)                  131,000               2,088

                                                                       5,407

Textile Manufacturing (0.8%):
Interface, Inc.                                  160,000               1,540

Tools & Hardware Manufacturing (1.1%):
Applied Power Inc., Class A                       75,000               2,044

Transportation Leasing & Trucking (2.0%):
Forward Air Corp. (b)                            166,000               2,179
Landair Corp. (b)                                 55,000                 275
USFreightways Corp.                               40,000               1,315

                                                                       3,769

Total Common Stocks (Cost $155,748)                                  177,656

Total Investments (Cost $167,282)
(a) -- 99.4%                                                         189,190

Other assets in excess of liabilities 0.6%                             1,158

TOTAL NET ASSETS -- 100.0%                                          $190,348

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $233. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

         Unrealized appreciation         $ 41,530
         Unrealized depreciation          (19,622)
                                          -------
         Net unrealized appreciation     $ 21,908

(b) Non-income producing securities.

                     See notes to financial statements.

                                        Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                        March 31, 1999
(Amounts in Thousands, Except Per Share Amounts)

                                                                   Small
                                                     Established   Company
                                                     Value         Opportunity
                                                     Fund          Fund

ASSETS:
Investments, at value (cost $327,903; $167,282)      $479,037      $189,190
Cash                                                        2           278
Interest and dividends receivable                         564            78
Receivable for capital shares issued                       --            49
Receivable from brokers for investments sold            1,506         1,517
Prepaid expenses                                            9             9
        Total Assets                                  481,118       191,121

LIABILITIES:
Payable for capital shares redeemed                        --             4
Payable for investments purchased                       1,664           665
Accrued expenses and other payables:
    Investment advisory fees                              203            51
    Distribution fees                                     206             8
    Shareholder service fees -- Class A                    --             6
    Custodian fees                                          6            10
    Accounting fees                                        13             1
    Transfer agency fees                                   29             9
    Other                                                  13            19
        Total Liabilities                               2,134           773

NET ASSETS:
Capital                                               302,544       176,316
Undistributed (distributions in excess
  of) net investment income                               124           (62)
Accumulated undistributed net realized
  gain (loss) on investments                           25,182        (7,814)
Net unrealized appreciation on investments            151,134        21,908
        Net Assets                                   $478,984      $190,348

Net Assets
    Class A                                                --      $ 64,587
    Class G                                          $478,984       125,761
        Total                                        $478,984      $190,348

Outstanding units of beneficial interest (shares)
    Class A                                                --         3,119
    Class G                                            15,282         6,073
        Total                                          15,282         9,192

Net asset value
    Redemption price per share -- Class A                  --      $  20.71
    Redemption price per share -- Class G            $  31.34      $  20.71

Maximum sales charge -- Class A                           n/a          5.75%

Maximum offering price per share
  (100%/(100% -- maximum sales charge)
  of net asset value adjusted to nearest
  cent) -- Class A                                        n/a       $ 21.97

                     See notes to financial statements.

                                                    Statements of Operations
THE VICTORY PORTFOLIOS                     For the Year Ended March 31, 1999
(Amounts in Thousands)

                                                                   Small
                                                    Established    Company
                                                    Value          Opportunity
                                                    Fund           Fund

Investment Income:
Interest Income                                     $  4,890       $  1,539
Dividend income                                        5,523          1,060
        Total Income                                  10,413          2,599

Expenses:
Investment management fees                             2,631            935
Administration fees                                       --              2
Shareholder service fees                                  --              1
Distribution fees                                      2,511            759
Legal and audit fees                                      17             17
Custodian fees                                            21             22
Fund accounting fees                                      82             41
Printing fees                                             10              7
Registration fees                                         22             30
Transfer agent fees                                      337            155
Trustees' fees                                             9              8
Miscellaneous expenses                                    14              3
        Total expenses                                 5,654          1,980
Expenses voluntarily reduced                              --             (3)
        Net Expenses                                   5,654          1,977
Net Investment Income                                  4,759            622

Realized/Unrealized Gains (Losses)
  from Investments:
Net realized gains (losses) from
  investment transactions                             41,202         (7,458)
Change in unrealized appreciation/depreciation
  from investments                                   (54,160)       (37,144)
Net realized/unrealized losses from investments      (12,958)       (44,602)
Change in net assets resulting from operations      $ (8,199)      $(43,980)

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Statements of Changes in Net Assets
(Amounts in Thousands)

                                                           Established Value Fund        Small Company Opportunity Fund

                                                           Year Ended     Year Ended     Year Ended     Year Ended
                                                           March 31,      March 31,      March 31,      March 31,
                                                           1999           1998           1999           1998

From Investment Activities:
Operations:
    Net investment income                                  $  4,759       $   7,303      $     622      $  1,228
    Net realized gains/(losses)
      from investment transactions                           41,202          41,231         (7,458)       20,508
    Net change in unrealized
      appreciation/depreciation from investments            (54,160)         79,581        (37,144)       26,918
Change in net assets resulting from operations               (8,199)        128,115        (43,980)       48,654

Distributions to Shareholders:
From net investment income
    Class G                                                  (4,946)         (7,489)          (890)       (1,401)
From net realized gains from investment transactions
    Class G                                                 (30,865)        (39,694)        (6,817)      (18,568)

Change in net assets from distributions to shareholders     (35,811)        (47,183)        (7,707)      (19,969)

Capital Transactions:
    Proceeds from shares issued                             315,787         177,661        163,831        97,739
    Proceeds from shares issued in connection
      with acquisition                                           --              --         70,516            --
    Dividends reinvested                                     34,887          46,071          7,587        19,731
    Cost of shares redeemed                                (394,935)       (167,135)      (175,583)      (84,922)
Change in net assets from capital transactions              (44,261)         56,597         66,351        32,548
Change in net assets                                        (88,271)        137,529         14,664        61,233

Net Assets:
    Beginning of year                                       567,255         429,726        175,684       114,451
    End of year                                           $ 478,984       $ 567,255      $ 190,348      $175,684

Share Transactions:
    Issued                                                   10,251          5,537           6,944         3,748
    Issued in connection with acquisition                        --             --           3,124            --
    Reinvested                                                1,130          1,494             305           797
    Redeemed                                                (12,812)        (5,225)         (7,479)       (3,273)
Change in shares                                             (1,431)         1,806           2,894         1,272


                      See notes to financial statements.

                                               Notes to Financial Statements
THE VICTORY PORTFOLIOS                                        March 31, 1999

1. Organization:

The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") were organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of March 31, 1999, the Trust offers shares of 30 active funds. The Trust commenced offering shares of two additional Funds effective April 1, 1999 as described below, in relevant part, under "Reorganization." The accompanying financial statements and financial highlights are those of the Small Company Opportunity Fund (previously the Special Growth Fund) and the Established Value Fund.

The Small Company Opportunity Fund is authorized to issue two classes of shares: Class A Shares and Class G Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Established Value Fund is authorized to issue Class G shares effective April 1, 1999, as described below under "Reorganization." The Small Company Opportunity Fund seeks to provide capital appreciation. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with Gradison Growth Trust, also registered as an open-end investment management company under the 1940 Act, pursuant to which all of the assets and liabilities of the Gradison Opportunity Value Fund and the Gradison Established Value Fund (collectively, the "Gradison Funds") were transferred individually to separate Funds of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of the corresponding Fund. The Gradison Opportunity Value Fund transferred its assets and liabilities to the Victory Special Growth Fund. Concurrent with the reorganization, the Victory Special Growth Fund was renamed the Victory Small Company Opportunity Fund. Immediately prior to the transfer of shares described above, the Victory Small Company Opportunity Fund effected a reverse stock split to adjust the net asset value per share such that its net asset value per share equaled that of the Gradison Opportunity Value Fund. The Gradison Established Value Fund transferred its assets and liabilities to the Victory Established Value Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 26, 1999 for the Victory Small Company Opportunity Fund and April 1, 1999 for the Victory Established Value Fund (collectively, the "Effective Dates of the Reorganization"), following approval by shareholders of the Gradison Funds, at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Small Company Opportunity Fund is that of the Gradison Opportunity Value Fund, and the historical basis of assets and liabilities of the Victory Established Value Fund is that of the Gradison Established Value Fund. The accompanying financial statements and financial highlights of the Victory Small Company Opportunity Fund for the year ended March 31, 1999 includes the operations of the Gradison Opportunity Value Fund during the period April 1, 1998 through March 26, 1999. The accompanying financial statements and financial highlights of the Victory Established Value Fund reflects the operations of the Gradison Established Value Fund for the year ended March 31, 1999. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation immediately before and after the reorganization:

                               Before                After
                               Reorganization        Reorganization

                               Gradison          Victory       Victory
                               Opportunity       Special       Small Company
                               Value             Growth        Opportunity
                               Fund              Fund          Fund

Class A Shares (000)                 --             5,824         3,124
Class G Shares (000)                 --                --         6,003
Total Shares (000)                6,003             5,824         9,127

Class A Shares (000)                 --          $  63,18      $ 63,184
Class G Shares (000)                 --                --       121,427
Total Net Assets (000)         $121,427          $ 63,184      $184,611

Net Asset Value                $  20.23                --            --
Class A Shares                       --          $  10.85      $  20.23
Class G Shares                       --                --      $  20.23

Unrealized Appreciation/
  (Depreciation) (000)         $ 20,262          $ (2,393)     $ 17,869


                               Before                After
                               Reorganization        Reorganization

                               Gradison          Victory       Victory
                               Opportunity       Special       Small Company
                               Value             Growth        Opportunity
                               Fund              Fund          Fund

Class G Shares (000)                 --          N/A             15,233
Total Shares (000)               15,233          N/A             15,233

Class G Shares (000)                 --          N/A           $479,568
Total Net Assets (000)         $479,568          N/A           $479,568

Net Asset Value                $  31.48          N/A                 --
Class G Shares                       --          N/A           $  31.48

Unrealized Appreciation/
  (Depreciation) (000)         $153,283          N/A           $153,283

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their respective net assets values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Purchases (excluding securities acquired through the reorganization described in Note 2 -- Reorganization above) and sales of securities (excluding short-term securities) for the year ended March 31, 1999 were as follows (amounts in thousands):

                                        Purchases         Sales

Small Company Opportunity Fund           65,668            38,195
Established Value Fund                  220,242           159,072

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared/paid quarterly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Dividends and distributions which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

As of March 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to capital:

                                 Undistributed
                                 (distributions     Accumulated
                                 in excess)         Net Realized
                                 Net Investment     Gain/(Loss)
                                 Income/(loss)      on Investments

Established Value Fund           $5,016             $450

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

As of the Effective Dates of the Reorganization, investment advisory services are provided to the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. KeyTrust Company of Ohio, serving as custodian for the Funds as of the Effective Dates of the Reorganization, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

As of the Effective Dates of the Reorganization, KeyBank National Association ("Key") and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Class A shares of the Small Company Opportunity Fund.

As of the Effective Dates of the Reorganization, BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Funds. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Funds. In addition, the Distributor is entitled to receive commissions on sales of Class A shares of the Small Company Opportunity Fund. Effective March 1, 1999, BISYS also serves the Funds as Mutual Fund Accountant and receives a fee for these services under the terms of a Fund Accounting Agreement.

Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Small Company Opportunity Fund and the Established Value Fund at a maximum of 1.30% and 1.10%, respectively, until at least April 1, 2001. Further, the Adviser has agreed to waive its management fee for Class A shares of the Small Company Opportunity Fund to the same extent that the fee is waived for Class G shares of that Fund until at least April 1, 2001.

                                         Investment             Administration
                                         Advisory Fees          Fees

                                    Percentage
                                    of Average    Voluntary     Voluntary
                                    Daily         Fee           Fee
                                    Net Assets    Reductions    Reductions
                                                  (000)         (000)

Small Company Opportunity Fund       0.62%         $2           $1
Established Value Fund               0.51%         --           --

Prior to the Effective Dates of the Reorganization, investment advisory services were provided by McDonald & Company Securities, Inc. ("McDonald"), pursuant to an investment advisory agreement between the Gradison Funds and McDonald under substantially the same terms as the Fund's investment advisory agreement described above. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Dates of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between the Gradison Funds and McDonald. Under the terms of that agreement, the Gradison Funds paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Funds paid fund accounting fees to McDonald under substantially the same terms as the Funds. Distribution fees, prior to the Effective Dates of the Reorganization, were paid by the Gradison Funds to McDonald pursuant to an agreement under substantially the same terms as the Fund's agreement.
Prior to the Effective Dates of the Reorganization, officers of the Gradison Funds were also officers of McDonald.

5. Capital Share Transactions:

Transactions in capital shares were as follows (amounts in thousands):

                                  Established Value Fund        Small Company Opportunity Fund

                                  Year           Year           Year           Year
                                  Ended          Ended          Ended          Ended
                                  March 31,      March 31,      March 31,      March 31,
                                  1999           1998           1999           1998

Capital Transactions:
Class A Shares:
Proceeds from shares issued              --             --       $ 71,034            --
Dividends reinvested                     --             --             --            --
Cost of shares redeemed                  --             --           (609)           --
Total                                    --             --      $  70,425            --

Class G Shares:
Proceeds from shares issued       $ 315,787      $ 177,661      $ 163,313      $ 97,739
Dividends reinvested                 34,887         46,071          7,587        19,731
Cost of shares redeemed            (394,935)      (167,135)      (174,974)      (84,922)
Total                             $ (44,261)     $  56,597      $  (4,074)     $ 32,548

Share Transactions:
Class A Shares:
Issued                                   --             --          3,150            --
Reinvested                               --             --             --            --
Redeemed                                 --             --            (30)           --
Total                                    --             --          3,120            --

Class G Shares:
Issued                               10,251          5,537          6,918         3,748
Reinvested                            1,130          1,494            305           797
Redeemed                            (12,812)        (5,225)        (7,449)       (3,273)
Total                                (1,431)         1,806           (226)        1,272


6. Federal Income Tax Information (Unaudited):

For the Small Company Opportunity Fund, distributions of net realized gains reflected on the accompanying statement of changes in net assets for the year ended March 31, 1999, includes $5,964,000 of long-term capital gains paid to shareholders of the Gradison Opportunity Value Fund prior to the Effective Date of the Reorganization. An amount equivalent to 62.96% of the dividends from net investment income reflected on the accompanying statement of changes in net assets of the Small Company Opportunity Fund for the year ended March 31, 1999 qualified for the dividends received deduction available to certain corporate shareholders of the Gradison Opportunity Value Fund.

For the Established Value Fund, the entire distribution of net realized gains reflected on the accompanying statement of changes in net assets represents long-term capital gains paid to shareholders of the Gradison Established Value Fund prior to the Effective Date of the Reorganization. An amount equivalent to 93.72% of the dividends from net investment income reflected on the accompanying statement of changes in net assets of the Established Value Fund for the year ended March 31, 1999 qualified for the dividends received deduction available to certain corporate shareholders of the Gradison Established Value Fund.

As of October 31, 1998, the most recent fiscal year end of the Small Company Opportunity Fund for Federal income tax purposes, that Fund had capital loss carryforwards totaling $9,811,000, expiring in 2006, available to offset future capital gains. The fiscal year end of the Established Value Fund for federal income tax purposes is March 31, 1999. The Established Value Fund had no capital loss carryforwards as of that date.

7. Voting Results of a Special Meeting of the Gradison Fund Shareholders (Unaudited):

A Special Meeting of Shareholders of the Gradison Funds was held on March 5, 1999. At the meeting, shareholders voted on the following matters with the following results as indicated below:

Proposal 1

To approve an Agreement and Plan of Reorganization and Termination pursuant to which the Gradison Opportunity Value Fund and the Gradison Established Value Fund will transfer all of its assets and liabilities solely in exchange (the "Exchange") for Class G Shares of the Victory Small Company Opportunity Fund and the Victory Established Value Fund, respectively. The Gradison Opportunity Value Fund will distribute Class G shares of the Victory Small Company Opportunity Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Opportunity Value Fund held by such shareholders as of the date of the exchange, after which the Gradison Opportunity Value Fund will be terminated. The Gradison Established Value Fund will distribute Class G shares of the Victory Established Value Fund received in the exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Established Value Fund held by such shareholders as of the date of the exchange, after which the Gradison Established Value Fund will be terminated.

                                       For            Against     Abstain

Gradison Opportunity Value Fund        3,401,280      146,661     165,906
Gradison Established Value Fund        9,150,642      220,771     392,960

Proposal 2

To approve a new Investment Advisory Agreement between the Gradison Growth Trust, on behalf of each of the Gradison Funds, and McDonald Investments, Inc. because the merger of McDonald's corporate parent with KeyCorp caused the previous agreement to terminate.

                                       For            Against     Abstain

Gradison Opportunity Value Fund        3,384,334      156,140     166,780
Gradison Established Value Fund        9,013,177      209,306     393,279

THE VICTORY PORTFOLIOS                                  Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                   Established Value Fund

                                                                                                   11 Months
                                       Year Ended     Year Ended     Year Ended     Year Ended     Ended          Year Ended
                                       March 31,      March 31,      March 31,      March 31,      March 31,      April 30,
                                       1999<F1>       1998           1997           1996           1995           1994

Net Asset Value,
  Beginning of Period                  $  33.94       $  28.83        $  27.57      $  23.38       $  22.52       $  21.38
Investment Activities
    Net investment income                  0.29           0.46            0.44          0.44           0.38           0.26
    Net realized and unrealized
      gains (losses) from investments     (0.71)          7.70            3.62          5.19           1.52           2.10
        Total from
          Investment Activities           (0.42)          8.16            4.06          5.63           1.90           2.36

Distributions
Net investment income                     (0.30)         (0.48)          (0.45)        (0.43)         (0.37)         (0.22)
Net realized gains                        (1.88)         (2.57)          (2.35)        (1.01)         (0.66)         (1.00)
Total Distributions                       (2.18)         (3.05)          (2.80)        (1.44)         (1.03)         (1.22)

Net Asset Value, End of Period         $  31.34       $  33.94        $  28.83      $  27.57       $  23.39       $  22.52
Total Return                              (1.01)%        29.67%          15.14%        24.84%          8.85%<F3>     11.30%

Ratios/Supplementary Data:
Net Assets, End of Period (000)        $478,984       $567,255        $429,726      $366,417       $277,370       $253,292
Ratio of expenses to average
  net assets                               1.09%          1.10%           1.12%         1.15%          1.20%<F2>      1.22%
Ratio of net investment income
  to average net assets                    0.92%          1.44%           1.57%         1.70%          1.87%<F2>      1.15%
Portfolio turnover rate                      37%            20%             31%           18%            24%            38%


<F1> Effective 4/1/99 the Gradison Established Value Fund became the Victory
     Established Value Fund. Financial highlights prior to 4/1/99 represent the Gradison Established Value Fund.

<F2> Annualized.

<F3> Not annualized.



                     See notes to financial statements.

THE VICTORY PORTFOLIOS                                  Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                       Small Company Opportunity Fund

                                         Class A
                                         Shares                                      Class G Shares

                                     March 26,                                                            11 Months
                                     1999 to          Year Ended   Year Ended   Year Ended   Year Ended   Ended         Year Ended
                                     March 31,        March 31,    March 31,    March 31,    March 31,    March 31,     April 30,
                                     1999<F1><F2>     1999<F2>     1998         1997         1996         1995          1994

Net Asset Value,
  Beginning of Period                $ 20.23          $  27.89      $  22.77    $  22.26     $18.10       $18.35        $17.55

Investment Activities
    Net investment income                 --              0.10          0.23        0.20       0.19         0.13          0.08
    Net realized and
      unrealized gains
      (losses) from investments         0.48             (6.06)         8.72        2.51       4.73         0.18          1.59

        Total from
          Investment Activities         0.48             (5.96)         8.95        2.71       4.92         0.31          1.67

Distributions
    Net investment income                 --             (0.14)        (0.27)      (0.17)     (0.18)       (0.12)        (0.07)
    Net realized gains                    --             (1.08)        (3.56)      (2.04)     (0.58)       (0.44)        (0.80)

        Total Distributions               --             (1.22)        (3.83)      (2.21)     (0.76)       (0.56)        (0.87)

Net Asset Value, End of Period       $ 20.71          $  20.71      $  27.89    $  22.77     $22.26       $18.10        $18.35

Total Return
  (excludes sales charge)               2.37%<F4>       (22.08)%       42.02%      12.46%     28.00%        1.75%<F4>     9.75%

Ratios/Supplementary Data:
Net Assets, End of Period (000)      $64,587          $125,761      $175,684    $114,451     $  103       $   85        $   83
Ratio of expenses to
  average net assets                    0.98%<F5>         1.30%<F2>     1.31%       1.36%      1.41%        1.37%<F5>     1.38%
Ratio of net investment income
  to average net assets                 1.50%<F5>         0.41%         0.86%       0.90%      0.95%        0.84%<F5>     0.47%
Ratio of expenses to
  average net assets                    1.19%<F3><F5>     1.30%<F3>       --          --         --           --            --
Ratio of net investment income
  to average net assets                 1.29%<F3><F5>     0.41%<F3>       --          --         --           --            --
Portfolio turnover rate                   30%               30%           42%         35%        24%          32%           40%


<F1> Period from commencement of operations.

<F2> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the
     Victory Special Growth Fund.Concurrent with the merger the Fund was renamed
     Victory Small Company Opportunity Fund.Financial highlights prior to March 26,
     1999 represent the Gradison Opportunity Value Fund.

<F3> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.30% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

<F3> Not annualized.

<F4> Annualized.



                     See notes to financial statements.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of the Established Value Fund and the Victory Small Company Opportunity Fund:

We have audited the accompanying statements of assets and liabilities of the Established Value Fund and the Victory Small Company Opportunity Fund, including the portfolios of investments, as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Established Value Fund and the Victory Small Company Opportunity Fund as of March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


                                           ARTHUR ANDERSEN LLP



Cincinnati, Ohio,
April 28, 1999

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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                                 (LOGO) (R)
                                Victory Funds

Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                      800-869-5999 or 513-579-5999

                                                            1VF-EVSC-AR 3/99